Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 17)	¥ 738,929	$ 104,293	¥ 408,000
Capitalized contract cost	136,457	19,260	44,434	$ 6,271
Contract liabilities (Note 26)	¥ 436,622	$ 61,626	¥ 340,489